Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 13, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Texas franchise tax (as a percent)					0.75%
Effective income tax rate (as a percent)		8.70%			8.70%
Percentage of domestic federal statutory tax rate applicable to pretax income (loss)		21.00%			21.00%
Income tax expense		$ 5,054		$ 593	$ 12,731	$ 818
Atlas Sand Company LLC [Member]
Income Tax Disclosure [Line Items]
Percentage of domestic federal statutory tax rate applicable to pretax income (loss)							0.00%	0.00%	0.00%
Income tax expense							$ 1,856	$ 831	$ 372
Deferred tax liability contributed assets							$ 900
IPO [Member]
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 27,500
Common Class A [Member]
Income Tax Disclosure [Line Items]
Shares issued price per share		$ 18			$ 18
Common Class A [Member] | IPO [Member]
Income Tax Disclosure [Line Items]
Shares issued price per share	$ 18		$ 18
Number of units issued	18,000,000		18,000,000